Income Taxes - Income Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Domestic	$ 576.0	$ 527.3	$ 518.9
Foreign	278.5	174.1	191.1
Income before income taxes	$ 854.5	$ 701.4	$ 710.0